Common Stock (Tables)	12 Months Ended
Dec. 31, 2021
Common Stock Disclosure [Abstract]
Schedule of Stock Options Reserved for Future Issuance
At December 31, 2021 and 2020, the Company was authorized to issue 138,000,000 shares of common stock, all at a par value of $0.0001 per share, and had reserved the following shares for future issuance:

	December 31,
	2021	2020
Series A and B redeemable convertible preferred stock	99,734,543	58,948,067
Stock options to purchase common stock	11,711,174	4,173,285
Common stock options available for future grant under stock option plan	3,666,927	12,857,369

Total	115,112,644	75,978,721